Equity and Other Equity Items - Disclosure of Matters Relating To Repurchase (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥) shares
Disclosure of treasury shares [Line items]
Number of common shares repurchased | shares	69,532,900
Total purchase price for repurchase of shares | ¥	¥ 500,139